ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

September 29, 2020

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Defiance Indxx Junior Semiconductor ETF (S000064807) Defiance Next Gen SPAC Derived ETF (S000062479)
Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Defiance Indxx Junior Semiconductor ETF and Defiance Next Gen SPAC Derived ETF (collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated September 29, 2020 and filed electronically as Post-Effective Amendment No. 651 to the Trust’s Registration Statement on Form N‑1A on September 29, 2020.
If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary